Note 4 - Property and Equipment (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Depreciation, Depletion and Amortization, Nonproduction	$ 398,970	$ 336,885	$ 246,331
Property, Plant and Equipment, Gross	2,486,144	2,023,000
Loaned Systems [Member]
Property, Plant and Equipment, Gross	1,063,777	723,975
Property, Plant and Equipment, Useful Life	5 years
Property, Plant and Equipment, Other, Accumulated Depreciation	$ 242,132	$ 73,846